UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 150.7% (93.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.3% (77.9% of Total Investments) (2)

	Aerospace & Defense – 2.4% (1.5% of Total Investments)

$7,688	Sequa Corporation, Term Loan, First Lien	6.874%	LIBOR	5.500%	11/28/21	B–	$7,766,193
2,654	Sequa Corporation, Term Loan, Second Lien	10.375%	LIBOR	9.000%	4/26/22	CCC	2,730,866
987	Transdigm, Inc., Extend Term Loan F	4.274%	LIBOR	3.000%	6/07/23	Ba2	992,926
2,929	Transdigm, Inc., Term Loan E, First Lien	4.272%	LIBOR	3.000%	5/14/22	Ba2	2,945,650
1,320	Transdigm, Inc., Term Loan G	4.262%	LIBOR	3.000%	8/22/24	Ba2	1,328,092
15,578	Total Aerospace & Defense						15,763,727

	Air Freight & Logistics – 0.7% (0.4% of Total Investments)

881	Americold Realty Operating Partnership, Term Loan B	4.992%	LIBOR	3.750%	12/01/22	BB	893,633
1,722	PAE Holding Corporation, Term Loan B	6.742%	LIBOR	5.500%	10/20/22	B+	1,734,979
2,166	XPO Logistics, Inc., Refinanced Term Loan	3.599%	LIBOR	2.250%	11/01/21	BB+	2,181,553
4,769	Total Air Freight & Logistics						4,810,165

	Airlines – 1.9% (1.2% of Total Investments)

3,354	American Airlines, Inc., Replacement Term Loan	3.240%	LIBOR	2.000%	6/27/20	BB+	3,368,091
4,098	American Airlines, Inc., Replacement Term Loan	3.238%	LIBOR	2.000%	10/10/21	BB+	4,111,995
5,365	American Airlines, Inc., Term Loan B	3.739%	LIBOR	2.500%	12/14/23	BB+	5,387,345
12,817	Total Airlines						12,867,431

	Auto Components – 0.6% (0.4% of Total Investments)

1,250	DexKo Global, Inc., Term Loan, First Lien	5.365%	LIBOR	4.000%	7/24/24	B1	1,262,244
698	Horizon Global Corporation, Term Loan B	5.742%	LIBOR	4.500%	6/30/21	B+	704,424
1,995	Superior Industries International, Inc., Term Loan B	5.739%	LIBOR	4.500%	5/22/24	B1	2,009,827
3,943	Total Auto Components						3,976,495

	Automobiles – 2.0% (1.3% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.240%	LIBOR	2.000%	12/31/18	BBB–	4,606,259
8,731	Formula One Group, Term Loan B	4.242%	LIBOR	3.000%	2/01/24	B+	8,811,023
13,319	Total Automobiles						13,417,282

	Building Products – 0.8% (0.5% of Total Investments)

5,466	Quikrete Holdings, Inc., Term Loan B	3.992%	LIBOR	2.750%	11/15/23	BB–	5,499,630

	Capital Markets – 0.3% (0.2% of Total Investments)

1,984	RPI Finance Trust, Term Loan B6	3.333%	LIBOR	2.000%	3/27/23	Baa2	1,993,988

	Chemicals – 1.2% (0.8% of Total Investments)

1,218	Ineos US Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,220,572
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	2,350,742
4,432	Univar, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/22	BB	4,461,424
7,969	Total Chemicals						8,032,738

	Commercial Services & Supplies – 3.6% (2.3% of Total Investments)

735	ADS Waste Holdings, Inc., Term Loan B, First Lien	3.953%	LIBOR	2.750%	11/10/23	BB	742,525
696	Education Management LLC, First Lien Term Loan A, (5)	5.849%	LIBOR	4.500%	7/02/20	N/R	301,898
1,567	Education Management LLC, Tranche B, Term Loan, (cash 8.804%, PIK 1.000%), (5)	8.849%	LIBOR	7.500%	7/02/20	N/R	37,610

NUVEEN	1

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,489	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.335%	LIBOR	4.000%	10/19/23	B2	$1,496,194
4,487	iQor US, Inc., Term Loan, First Lien	6.335%	LIBOR	5.000%	4/01/21	B	4,486,612
500	iQor US, Inc., Term Loan, Second Lien	10.085%	LIBOR	8.750%	4/01/22	CCC+	485,250
1,163	KAR Auction Services, Inc., Term Loan B5	3.875%	LIBOR	2.500%	3/09/23	Ba2	1,173,571
3,465	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	3,439,012
3,323	Protection One, Inc., Term Loan	3.992%	LIBOR	2.750%	5/02/22	BB–	3,355,761
3,268	Skillsoft Corporation, Initial Term Loan, First Lien	5.992%	LIBOR	4.750%	4/28/21	B–	3,151,090
1,970	Universal Services of America, Initial Term Loan, First Lien	5.083%	LIBOR	3.750%	7/28/22	B+	1,966,129
1,750	Universal Services of America, Term Loan, Second Lien	9.880%	LIBOR	8.500%	7/28/23	B–	1,715,000
1,764	West Corporation, Term Loan B	5.242%	LIBOR	4.000%	10/10/24	Ba3	1,769,693
26,177	Total Commercial Services & Supplies						24,120,345

	Communications Equipment – 2.3% (1.4% of Total Investments)

2,234	Avaya, Inc., DIP Term Loan	8.739%	LIBOR	7.500%	1/24/18	Baa3	2,248,084
6,724	Avaya, Inc., Term Loan B3, (5)	6.460%	LIBOR	4.500%	10/26/17	N/R	5,599,926
1,060	Avaya, Inc., Term Loan B6, (5)	6.500%	LIBOR	5.500%	3/31/18	N/R	883,741
2,313	Avaya, Inc., Term Loan B7, (5)	6.500%	LIBOR	5.250%	5/29/20	N/R	1,928,752
1,584	Colorado Buyer, Inc., Term Loan, First Lien	4.310%	LIBOR	3.000%	5/01/24	Ba3	1,599,117
1,094	Colorado Buyer, Inc., Term Loan, Second Lien	8.570%	LIBOR	7.250%	5/01/25	B3	1,115,625
1,750	Mitel US Holdings, Inc., Incremental Term Loan	5.130%	LIBOR	3.750%	9/25/23	B+	1,772,241
16,759	Total Communications Equipment						15,147,486

	Construction & Engineering – 0.3% (0.2% of Total Investments)

1,822	Traverse Midstream Partners, Term Loan B	5.330%	LIBOR	4.000%	9/21/24	B+	1,849,373

	Consumer Finance – 1.8% (1.1% of Total Investments)

2,290	First Data Corporation, Term Loan, First Lien	3.488%	LIBOR	2.250%	7/10/22	BB	2,299,366
9,528	First Data Corporation, Term Loan B	3.738%	LIBOR	2.500%	4/26/24	BB	9,580,078
11,818	Total Consumer Finance						11,879,444

	Containers & Packaging – 0.8% (0.5% of Total Investments)

1,488	Berry Global, Inc., Term Loan M	3.491%	LIBOR	2.250%	10/01/22	BB	1,496,583
3,832	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.992%	LIBOR	2.750%	2/05/23	B+	3,858,815
5,320	Total Containers & Packaging						5,355,398

	Diversified Consumer Services – 3.6% (2.2% of Total Investments)

5,813	Cengage Learning Acquisitions, Inc., Term Loan B	5.485%	LIBOR	4.250%	6/07/23	B+	5,467,531
11,035	Hilton Hotels Corporation, Term Loan B2	3.238%	LIBOR	2.000%	10/25/23	BBB–	11,122,489
4,106	Houghton Mifflin, Term Loan B, First Lien	4.242%	LIBOR	3.000%	5/28/21	B+	3,926,016
2,985	Laureate Education, Inc., New Term Loan	5.742%	LIBOR	4.500%	4/26/24	B	3,006,462
23,939	Total Diversified Consumer Services						23,522,498

	Diversified Financial Services – 2.3% (1.5% of Total Investments)

2,751	Citco III Limited, Term Loan	4.242%	LIBOR	3.000%	3/31/22	N/R	2,779,777
1,750	Freedom Mortgage Corporation, Initial Term Loan	6.956%	LIBOR	5.500%	2/23/22	BB–	1,783,278
3,364	MGM Growth Properties, Term Loan B	3.492%	LIBOR	2.250%	4/25/23	BB+	3,386,787
1,424	MJ Acquisition Corp., Term Loan, First Lien	4.321%	LIBOR	3.000%	6/01/22	B+	1,432,143
1,955	OM Group, Inc., Term Loan B	5.583%	LIBOR	4.250%	2/21/24	B	1,979,741
4,128	Veritas US, Inc., Term Loan B1	5.833%	LIBOR	4.500%	1/27/23	B+	4,168,591
15,372	Total Diversified Financial Services						15,530,317

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services – 8.4% (5.2% of Total Investments)

$9,699	CenturyLink, Inc., Term Loan B	2.750%	N/A	N/A	1/31/25	BBB–	$9,593,049
1,485	DTI Holdings, Inc., Term Loan B, First Lien	6.630%	LIBOR	5.250%	10/02/23	B	1,460,252
5,855	Frontier Communications Corporation, Term Loan B	4.990%	LIBOR	3.750%	1/14/20	BB–	5,588,748
4,466	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	4,502,037
6,066	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	6,057,782
6,132	Level 3 Financing, Inc., Tranche B, Term Loan	3.489%	LIBOR	2.250%	2/22/24	BBB–	6,162,884
616	Presidio, Inc., Term Loan, First Lien	4.583%	LIBOR	3.250%	2/02/22	B+	621,863
8,333	WideOpenWest Finance LLC, Term Loan B	4.487%	LIBOR	3.250%	8/18/23	B	8,361,497
1,247	Windstream Corporation, Term Loan B6	5.240%	LIBOR	4.000%	3/29/21	BB–	1,172,433
12,000	Ziggo B.V., Term Loan E	3.739%	LIBOR	2.500%	4/15/25	BB–	12,040,920
55,899	Total Diversified Telecommunication Services						55,561,465

	Electric Utilities – 1.5% (0.9% of Total Investments)

901	EFS Cogen Holdings LLC, Term Loan B	4.590%	LIBOR	3.250%	6/28/23	Ba3	909,502
3,784	Energy Future Intermediate Holding Company, DIP Term Loan	4.242%	LIBOR	3.000%	6/30/18	Ba3	3,812,573
952	Helix Generation, Term Loan B	5.083%	LIBOR	3.750%	6/03/24	BB	963,104
3,233	Vistra Operations Co., Term Loan B	4.011%	LIBOR	2.750%	8/04/23	BB+	3,247,310
742	Vistra Operations Co., Term Loan C	4.084%	LIBOR	2.750%	8/04/23	BB+	746,111
9,612	Total Electric Utilities						9,678,600

	Electrical Equipment – 0.4% (0.3% of Total Investments)

1,266	TTM Technologies, Term Loan B	3.742%	LIBOR	2.500%	9/28/24	BBB–	1,277,175
1,549	Zebra Technologies Corporation, Term Loan B	3.371%	LIBOR	2.000%	10/24/21	BB	1,559,048
2,815	Total Electrical Equipment						2,836,223

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

1,250	Diversey, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,257,311
433	Drill Rigs Holdings, Inc., Restructure Term Loan	8.000%	N/A	N/A	9/20/24	B	439,649
670	Dynamic Energy Services International LLC, Term Loan, (cash 14.812%, PIK 1.500%)	14.812%	LIBOR	13.500%	3/06/18	N/R	241,187
2,353	Total Energy Equipment & Services						1,938,147

	Equity Real Estate Investment Trusts – 2.4% (1.5% of Total Investments)

6,710	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.242%	LIBOR	3.000%	10/24/22	B+	6,455,150
1,867	Realogy Group LLC, Term Loan B	3.492%	LIBOR	2.250%	7/20/22	BB+	1,882,429
7,793	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	4.992%	LIBOR	3.750%	12/18/20	Caa2	7,380,870
16,370	Total Equity Real Estate Investment Trusts						15,718,449

	Food & Staples Retailing – 5.6% (3.5% of Total Investments)

24,935	Albertson’s LLC, Term Loan B4, (DD1)	3.992%	LIBOR	2.750%	8/25/21	BB	24,227,636
2,970	Albertson’s LLC, Term Loan B5	4.330%	LIBOR	3.000%	12/21/22	BB	2,882,360
2,387	Albertson’s LLC, Term Loan B6	4.317%	LIBOR	3.000%	6/22/23	BB	2,316,990
1,094	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.988%	LIBOR	3.750%	2/03/24	B–	1,068,882
722	Del Monte Foods Company, Term Loan, First Lien	4.570%	LIBOR	3.250%	2/18/21	CCC+	619,910
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	6.000%	LIBOR	4.750%	8/21/20	BB–	1,512,502
2,975	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.125%	LIBOR	3.875%	6/21/21	BB–	2,988,640
1,333	Save-A-Lot, Term Loan B	7.242%	LIBOR	6.000%	12/05/23	B	1,196,031

NUVEEN	3

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food & Staples Retailing (continued)

$60	Supervalu, Inc., Delayed Draw, Term Loan B	4.742%	LIBOR	3.500%	6/02/24	BB–	$58,820
101	Supervalu, Inc., Term Loan B	4.735%	LIBOR	3.500%	6/08/24	BB–	98,034
38,077	Total Food & Staples Retailing						36,969,805

	Food Products – 4.0% (2.5% of Total Investments)

1,375	American Seafoods Group LLC, Term Loan B	4.572%	LIBOR	3.250%	8/21/23	BB–	1,393,906
1,935	Hearthside Group Holdings LLC, Term Loan B	4.242%	LIBOR	3.000%	6/02/21	B1	1,949,512
4,010	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	4,050,602
1,247	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	LIBOR	1.500%	3/03/21	BBB–	1,245,034
5,058	Pinnacle Foods Finance LLC, Term Loan B	3.232%	LIBOR	2.000%	2/02/24	BB+	5,091,945
12,728	US Foods, Inc., New Term Loan B	4.000%	LIBOR	2.750%	6/27/23	BB	12,849,146
26,353	Total Food Products						26,580,145

	Health Care Equipment & Supplies – 1.5% (0.9% of Total Investments)

2,072	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	2,072,862
565	Ardent Medical Services, Inc., Term Loan B, First Lien	6.833%	LIBOR	5.500%	8/04/21	B1	568,032
1,090	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.250%	10/25/23	BB	1,095,364
1,704	Greatbatch, Inc., Term Loan B	4.740%	LIBOR	3.500%	10/27/22	B	1,713,557
2,234	Onex Carestream Finance LP, Term Loan, First Lien	5.333%	LIBOR	4.000%	6/07/19	B+	2,241,499
2,328	Onex Carestream Finance LP, Term Loan, Second Lien	9.833%	LIBOR	8.500%	12/07/19	B–	2,285,983
9,993	Total Health Care Equipment & Supplies						9,977,297

	Health Care Providers & Services – 5.6% (3.5% of Total Investments)

1,945	Acadia Healthcare, Inc., Term Loan B1	3.992%	LIBOR	2.750%	2/11/22	Ba2	1,960,200
3,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,520,790
3,192	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.239%	LIBOR	4.000%	4/28/22	B1	3,209,395
1,057	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	Ba3	1,035,760
1,883	Community Health Systems, Inc., Term Loan H	4.317%	LIBOR	3.000%	1/27/21	Ba3	1,827,141
681	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.992%	LIBOR	2.750%	6/24/21	BBB–	687,547
1,773	Envision Healthcare Corportation, Term Loan B, First Lien	4.250%	LIBOR	3.000%	12/01/23	BB–	1,782,793
2,712	HCA, Inc., Term Loan A5	2.742%	LIBOR	1.500%	6/10/20	BBB–	2,717,460
3,974	HCA, Inc., Term Loan B9, (DD1)	3.242%	LIBOR	2.000%	3/18/23	BBB–	3,997,282
1,906	Healogics, Inc., Term Loan, First Lien	5.570%	LIBOR	4.250%	7/01/21	B–	1,610,294
3,250	Heartland Dental Care, Inc., Term Loan, First Lien	6.090%	LIBOR	4.750%	7/28/23	B2	3,300,317
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	LIBOR	8.500%	7/31/24	CCC	2,020,000
3,708	Millennium Laboratories, Inc., Term Loan B, First Lien	7.742%	LIBOR	6.500%	12/21/20	CCC+	1,830,626
1,364	MultiPlan, Inc., Term Loan B	4.333%	LIBOR	3.000%	6/07/23	B+	1,378,446
1,500	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,512,187
448	Quorum Health Corp., Term Loan B	8.066%	LIBOR	6.750%	4/29/22	B2	454,097
2,904	Select Medical Corporation, Tranche B, Term Loan	4.850%	LIBOR	3.500%	3/01/21	Ba2	2,946,212
1,075	Vizient, Inc., New Term Loan B	4.742%	LIBOR	3.500%	2/13/23	BB–	1,083,640
38,872	Total Health Care Providers & Services						36,874,187

	Health Care Technology – 1.7% (1.1% of Total Investments)

4,372	Catalent Pharma Solutions, Inc., Term Loan B	3.492%	LIBOR	2.250%	5/31/24	BB	4,417,846

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology (continued)

$6,965	Emdeon, Inc., Term Loan	3.992%	LIBOR	2.750%	3/01/24	Ba3	$7,012,884
11,337	Total Health Care Technology						11,430,730

	Hotels, Restaurants & Leisure – 8.0% (4.9% of Total Investments)

18,739	Burger King Corporation, Term Loan B3	3.528%	LIBOR	2.250%	2/16/24	Ba3	18,783,615
2,543	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	3.742%	LIBOR	2.500%	10/07/24	BB	2,547,654
5,000	Caesars Resort Collection, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	5,037,500
2,340	CCM Merger, Inc., Term Loan B	3.992%	LIBOR	2.750%	8/09/21	BB–	2,359,736
4,641	CityCenter Holdings LLC, Term Loan B	3.742%	LIBOR	2.500%	4/18/24	BB–	4,667,753
3,697	Intrawest Resorts Holdings, Inc., Term Loan B1	4.492%	LIBOR	3.250%	7/31/24	B	3,740,867
2,200	Life Time Fitness, Inc., Term Loan B	4.317%	LIBOR	3.000%	6/10/22	BB–	2,208,327
6,504	Scientific Games Corporation, Term Loan B4	4.516%	LIBOR	3.250%	8/14/24	B+	6,587,483
3,214	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.333%	LIBOR	3.000%	4/01/24	B	3,166,845
3,470	Station Casino LLC, Term Loan B	3.740%	LIBOR	2.500%	6/08/23	BB	3,486,840
52,348	Total Hotels, Restaurants & Leisure						52,586,620

	Household Products – 0.8% (0.5% of Total Investments)

3,366	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.742%	LIBOR	3.500%	11/16/20	B1	2,921,359
2,314	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.830%	LIBOR	3.500%	11/08/23	B1	2,285,910
5,680	Total Household Products						5,207,269

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

1,146	Dynegy, Inc., Tranche Term Loan C1	4.492%	LIBOR	3.250%	2/07/24	BB	1,154,875

	Industrial Conglomerates – 1.4% (0.9% of Total Investments)

3,496	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.615%	LIBOR	4.250%	6/16/24	B	3,522,682
1,500	Education Adisory Board, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	1,505,625
2,338	Foresight Energy LLC, Term Loan, First Lien	7.083%	LIBOR	5.750%	3/28/22	B	2,211,984
1,250	Robertshaw US Holding Corp., Term Loan, First Lien	5.750%	LIBOR	4.500%	8/02/24	B1	1,268,750
750	Robertshaw US Holding Corp., Term Loan, Second Lien	10.250%	LIBOR	9.000%	2/04/25	CCC+	751,875
9,334	Total Industrial Conglomerates						9,260,916

	Insurance – 2.0% (1.2% of Total Investments)

995	Acrisure LLC, Term Loan, First Lien	6.272%	LIBOR	5.000%	11/22/23	B	1,001,219
5,220	Alliant Holdings I LLC, Term Loan B	4.490%	LIBOR	3.250%	8/14/22	B	5,265,458
6,698	Hub International Holdings, Inc., Initial Term Loan	4.312%	LIBOR	3.000%	10/02/20	B1	6,758,361
12,913	Total Insurance						13,025,038

	Internet and Direct Marketing Retail – 0.6% (0.4% of Total Investments)

3,955	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	B+	3,964,260

	Internet Software & Services – 1.9% (1.2% of Total Investments)

900	Ancestry.com, Inc., Term Loan B, Second Lien	9.490%	LIBOR	8.250%	10/19/24	CCC+	924,188
1,980	Ancestry.com, Inc., Term Loan, First Lien	4.490%	LIBOR	3.250%	10/19/23	B1	2,005,166
1,528	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	BB+	1,529,795
3,669	Sabre, Inc., Term Loan B	3.492%	LIBOR	2.250%	2/22/24	Ba2	3,690,357
2,448	SkillSoft Corporation, Term Loan, Second Lien	9.492%	LIBOR	8.250%	4/28/22	CCC	2,099,116
1,746	TierPoint LLC, Term Loan, First Lien	4.992%	LIBOR	3.750%	5/05/24	B+	1,766,354

NUVEEN	5

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services (continued)

$500	TierPoint LLC, Term Loan, Second Lien	8.492%	LIBOR	7.250%	5/05/25	CCC+	$509,375
12,771	Total Internet Software & Services						12,524,351

	IT Services – 2.1% (1.3% of Total Investments)

1,500	DigiCert, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,520,310
1,207	Engility Corporation, Term Loan B2	4.528%	LIBOR	2.250%	8/11/23	BB–	1,223,643
1,781	Gartner, Inc., Term Loan A	3.242%	LIBOR	2.000%	3/21/22	BB+	1,792,383
995	Gartner, Inc., Term Loan B	3.242%	LIBOR	2.000%	4/05/24	BB+	1,004,328
442	Mitchell International, Inc., Initial Term Loan B, First Lien	4.880%	LIBOR	3.500%	10/13/20	B1	447,144
1,500	PEAK 10, Inc., Term Loan B	4.811%	LIBOR	3.500%	8/01/24	B	1,511,018
850	PEAK 10, Inc., Term Loan, Second Lien	8.561%	LIBOR	7.250%	8/01/25	CCC+	874,969
2,494	Tempo Acquisition LLC, Term Loan B	4.242%	LIBOR	3.000%	5/01/24	B1	2,505,446
1,171	Vantiv, Inc., Term Loan B	3.239%	LIBOR	2.000%	8/07/24	BBB–	1,180,799
329	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	330,157
1,481	WEX, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/23	BB–	1,499,899
13,750	Total IT Services						13,890,096

	Leisure Products – 1.2% (0.7% of Total Investments)

2,578	24 Hour Fitness Worldwide, Inc., Term Loan B	5.085%	LIBOR	3.750%	5/28/21	Ba3	2,584,727
2,228	Academy, Ltd., Term Loan B	5.264%	LIBOR	4.000%	7/01/22	B3	1,652,456
2,718	Equinox Holdings, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	3/08/24	B+	2,742,451
992	Four Seasons Holdings, Inc., Term Loan B	3.742%	LIBOR	2.500%	11/30/23	BB	1,001,001
8,516	Total Leisure Products						7,980,635

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

767	Inventiv Health, Inc., Term Loan B	3.492%	LIBOR	2.250%	8/01/24	Ba2	772,512
1,500	Parexel International Corp., Term Loan B	4.242%	LIBOR	3.000%	9/27/24	B1	1,515,937
2,267	Total Life Sciences Tools & Services						2,288,449

	Machinery – 1.0% (0.6% of Total Investments)

3,255	Gardner Denver, Inc., Term Loan B	4.083%	LIBOR	2.750%	7/30/24	B+	3,277,764
1,477	Gates Global LLC, Initial Dollar Term Loan B1	4.583%	LIBOR	3.250%	4/01/24	B+	1,489,573
1,525	Rexnord LLC, Term Loan B, First Lien	4.085%	LIBOR	2.750%	8/21/23	BB–	1,536,122
6,257	Total Machinery						6,303,459

	Marine – 0.2% (0.1% of Total Investments)

1,387	American Commercial Lines LLC, Term Loan B, First Lien	9.992%	LIBOR	8.750%	11/12/20	B–	1,077,047

	Media – 12.9% (8.0% of Total Investments)

2,078	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	LIBOR	3.250%	7/23/21	B1	1,973,607
1,990	Affinion Group Holdings, Inc., Term Loan, First Lien	9.059%	LIBOR	7.750%	5/10/22	B2	2,005,860
4,910	Catalina Marketing Corporation, Term Loan, First Lien	4.742%	LIBOR	3.500%	4/09/21	B1	4,060,963
2,000	Catalina Marketing Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	1,102,500
7,387	Cequel Communications LLC, Term Loan B	3.492%	LIBOR	2.250%	7/28/25	BB–	7,391,590
4,925	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.500%	LIBOR	2.250%	1/15/24	BBB–	4,966,321
4,988	Clear Channel Communications, Inc., Tranche D, Term Loan, (DD1)	8.083%	LIBOR	6.750%	1/30/19	Caa1	3,755,399
4,768	Clear Channel Communications, Inc., Term Loan E, (DD1)	8.833%	LIBOR	7.500%	7/30/19	Caa1	3,591,192
12,449	Cumulus Media, Inc., Term Loan B, (5)	4.500%	LIBOR	3.250%	12/23/20	Caa1	10,874,642
2,704	Emerald Expositions Holdings, Inc., Term Loan B	4.333%	LIBOR	3.000%	5/17/24	BB	2,741,118

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$2,400	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	$2,102,028
888	Gray Television, Inc., Term Loan B2	3.735%	LIBOR	2.500%	2/07/24	BB	896,241
2,903	IMG Worldwide, Inc., Term Loan, First Lien	4.640%	LIBOR	3.250%	5/06/21	B+	2,927,986
925	Lions Gate Entertainment Corporation, Term Loan B	4.242%	LIBOR	3.000%	12/08/23	Ba2	933,098
1,458	LSC Communications, Term Loan	7.203%	LIBOR	6.000%	9/30/22	Ba3	1,471,094
2,962	McGraw-Hill Education Holdings LLC, Term Loan B	5.242%	LIBOR	4.000%	5/02/22	Ba3	2,962,811
618	Nexstar Broadcasting Group, Term Loan, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	622,543
4,927	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	4,962,873
1,000	Red Ventures, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	995,000
2,931	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.742%	LIBOR	3.500%	8/14/22	B	2,945,254
17,158	Univision Communications, Inc., Term Loan C5	3.992%	LIBOR	2.750%	3/15/24	BB–	17,128,970
2,000	Virgin Media Investment Holdings, Limited Term Loan I	3.989%	LIBOR	2.750%	1/31/25	BB–	2,010,250
1,520	WMG Acquisition Corporation, Term Loan, First Lien	3.738%	LIBOR	2.500%	11/01/23	Ba3	1,529,466
401	Yell Group PLC, Term Loan A2, First Lien	8.309%	LIBOR	7.000%	9/07/21	N/R	414,015
388	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	961,809
90,678	Total Media						85,326,630

	Metals & Mining – 0.6% (0.4% of Total Investments)

1,496	CanAm Construction, Inc., Term Loan B	6.738%	LIBOR	5.500%	7/01/24	B	1,513,083
1,086	Fairmount Minerals, Ltd., Term Loan B1, First Lien	6.750%	LIBOR	5.750%	9/05/19	Caa1	1,085,514
1,662	Zekelman Industries, Term Loan B	4.073%	LIBOR	2.750%	6/14/21	BB–	1,676,044
4,244	Total Metals & Mining						4,274,641

	Multiline Retail – 2.2% (1.3% of Total Investments)

3,437	99 Cents Only Stores Tranche B2, Term Loan	4.826%	LIBOR	3.500%	1/11/19	Caa1	3,270,654
1,790	Belk, Inc., Term Loan B, First Lien	6.099%	LIBOR	4.750%	12/12/22	B2	1,487,191
8,010	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	8,125,144
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.522%	LIBOR	3.250%	9/30/22	BB	1,351,037
14,619	Total Multiline Retail						14,234,026

	Oil, Gas & Consumable Fuels – 3.1% (1.9% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,473,636
1,750	California Resources Corporation, Term Loan	11.612%	LIBOR	10.375%	12/31/21	B	1,882,702
859	California Resources Corporation, Term Loan A, First Lien	4.242%	LIBOR	3.000%	11/25/19	B1	833,761
651	Crestwood Holdings LLC, Term Loan B	9.237%	LIBOR	8.000%	6/19/19	B–	653,786
301	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%)	5.000%	N/A	N/A	5/13/22		19,550
5,527	Fieldwood Energy LLC, Term Loan, First Lien	4.208%	LIBOR	2.875%	10/01/18	B–	5,299,092
1,818	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	1,656,917
912	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	345,392
1,474	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	1,058,540
5,270	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	1,900,411
2,116	Peabody Energy Corporation, Term Loan B	4.742%	LIBOR	3.500%	3/31/22	Ba3	2,135,782

NUVEEN	7

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$3,764	Seadrill Partners LLC, Initial Term Loan	4.333%	LIBOR	3.000%	2/21/21	CCC+	$2,878,065
61	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	53,735
25,958	Total Oil, Gas & Consumable Fuels						20,191,369

	Pharmaceuticals – 2.6% (1.6% of Total Investments)

3,963	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.492%	LIBOR	4.250%	10/21/21	Caa2	3,317,526
5,472	Grifols, Inc., Term Loan B	3.453%	LIBOR	2.250%	1/31/25	BB	5,498,275
7,944	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.040%	LIBOR	2.750%	8/18/22	Ba3	7,996,943
119	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	122,147
17,498	Total Pharmaceuticals						16,934,891

	Professional Services – 0.7% (0.4% of Total Investments)

1,536	Ceridian Corporation, Term Loan B2	4.739%	LIBOR	3.500%	9/15/20	Ba3	1,539,308
2,985	Nielsen Finance LLC, Term Loan B4	3.238%	LIBOR	2.000%	10/04/23	BBB–	2,999,925
4,521	Total Professional Services						4,539,233

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

4,417	Capital Automotive LP, Term Loan, First Lien	4.250%	LIBOR	3.000%	3/24/24	B1	4,434,965
3,664	Capital Automotive LP, Term Loan, Second Lien	7.240%	LIBOR	6.000%	3/24/25	CCC+	3,774,180
8,081	Total Real Estate Management & Development						8,209,145

	Road & Rail – 0.3% (0.2% of Total Investments)

1,965	Quality Distribution, Incremental Term Loan, First Lien	6.833%	LIBOR	5.500%	8/18/22	B2	1,958,447

	Semiconductors & Semiconductor Equipment – 1.6% (1.0% of Total Investments)

1,438	Cypress Semiconductor Corp, Term Loan B	3.990%	LIBOR	2.750%	7/05/21	BB	1,450,166
2,146	Lumileds, Term Loan, First Lien	5.817%	LIBOR	4.500%	6/30/24	Ba3	2,177,064
1,728	Micron Technology, Inc., New Term Loan B	3.390%	LIBOR	2.000%	4/26/22	Baa2	1,747,566
2,080	Microsemi Corporation, Term Loan B	3.488%	LIBOR	2.250%	1/17/23	BB	2,091,735
2,859	On Semiconductor Corp., New Term Loan B	3.492%	LIBOR	2.250%	3/31/23	Ba1	2,875,024
10,251	Total Semiconductors & Semiconductor Equipment						10,341,555

	Software – 10.8% (6.7% of Total Investments)

2,876	Blackboard, Inc., Term Loan B4	6.354%	LIBOR	5.000%	6/30/21	B+	2,764,055
5,627	BMC Software, Inc., Initial Term Loan B1	5.242%	LIBOR	3.750%	9/10/22	B+	5,674,157
1,553	Computer Sciences Government Services, Term Loan B	3.333%	LIBOR	2.000%	11/30/23	BB+	1,562,683
5,403	Compuware Corporation, Term Loan B2, First Lien	5.630%	LIBOR	4.250%	12/15/21	B	5,490,510
368	Compuware Corporation, Term Loan, Second Lien	9.616%	LIBOR	8.250%	12/15/22	B–	373,781
3,709	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	3,709,322
11,129	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	B1	11,158,933
2,959	Informatica Corp.,Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	2,969,367
1,489	Kronos Incorporated, Term Loan, First Lien	4.812%	LIBOR	3.500%	11/01/23	B	1,501,059
3,750	McAfee Holdings International, Inc., Term Loan, First Lien	5.833%	LIBOR	4.500%	9/27/24	B1	3,779,456
1,000	McAfee Holdings International, Inc., Term Loan, Second Lien	9.833%	LIBOR	8.500%	9/29/25	B–	1,018,440
1,161	Micro Focus International PLC, New Term Loan	3.989%	LIBOR	2.750%	6/21/24	BB–	1,166,614
7,839	Micro Focus International PLC, Term Loan B	3.988%	LIBOR	2.750%	6/21/24	BB–	7,878,431
5,490	Micro Focus International PLC, Term Loan B2	3.742%	LIBOR	2.500%	11/19/21	BB–	5,514,048

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$1,670	Misys, New Term Loan, Second Lien	8.567%	LIBOR	7.250%	6/13/25	CCC+	$1,663,989
1,985	RP Crown Parent, LLC, Term Loan B	4.242%	LIBOR	3.000%	10/15/23	B1	1,999,063
1,828	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.492%	LIBOR	2.250%	7/08/22	BB+	1,841,315
88	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.492%	LIBOR	2.250%	7/08/22	BB+	88,674
8,742	Tibco Software, Inc., Term Loan, First Lien	4.750%	LIBOR	3.500%	12/04/20	B1	8,809,308
743	Vertafore, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	6/30/23	B	748,440
1,693	Vertiv Co., New Term Loan B	5.242%	LIBOR	4.000%	11/30/23	Ba3	1,709,311
71,102	Total Software						71,420,956

	Specialty Retail – 0.5% (0.3% of Total Investments)

3,245	Petco Animal Supplies, Inc., Term Loan B1	4.380%	LIBOR	3.000%	1/26/23	B1	2,664,804
940	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	805,968
4,185	Total Specialty Retail						3,470,772

	Technology Hardware, Storage & Peripherals – 6.6% (4.1% of Total Investments)

1,301	Conduent, Inc., Term Loan B	4.242%	LIBOR	3.000%	12/07/23	BB+	1,315,538
16,131	Dell International LLC, Refinancing Term Loan B	3.250%	LIBOR	2.000%	9/07/23	BBB–	16,190,117
7,700	Dell International LLC, Replacement Term Loan A2	3.000%	LIBOR	1.750%	9/07/21	BBB–	7,717,979
3,970	Dell International LLC, Replacement Term Loan A3	2.750%	LIBOR	1.500%	12/31/18	BBB–	3,976,714
1,697	Dell Software Group, Term Loan B	7.380%	LIBOR	6.000%	10/31/22	B1	1,717,600
12,863	Western Digital, Inc., New Term Loan B	3.990%	LIBOR	2.750%	4/29/23	BBB–	12,935,153
43,662	Total Technology Hardware, Storage & Peripherals						43,853,101

	Trading Companies & Distributors – 1.5% (0.9% of Total Investments)

9,499	Avolon, Repriced Term Loan B2	3.488%	LIBOR	2.250%	3/21/22	BBB–	9,584,305
287	HD Supply Waterworks, Ltd., Term Loan B	4.455%	LIBOR	3.000%	8/01/24	B+	289,174
9,786	Total Trading Companies & Distributors						9,873,479

	Transportation Infrastructure – 0.4% (0.3% of Total Investments)

148	Ceva Group PLC, Canadian Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	143,623
861	Ceva Group PLC, Dutch B.V., Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	833,011
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	1.233%	N/A	N/A	3/19/21	B–	818,554
1,188	Ceva Group PLC, US Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	1,148,981
3,043	Total Transportation Infrastructure						2,944,169

	Wireless Telecommunication Services – 4.6% (2.8% of Total Investments)

4,551	Asurion LLC, Term Loan B4	3.992%	LIBOR	2.750%	8/04/22	Ba3	4,592,730
4,170	Asurion LLC, Term Loan B5	4.242%	LIBOR	3.000%	11/03/23	Ba3	4,211,384
11,442	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	11,498,511
4,224	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.242%	LIBOR	3.000%	4/23/19	B	4,124,541
2,315	Syniverse Technologies, Inc., Tranche B, Term Loan	4.333%	LIBOR	3.000%	4/23/19	B	2,259,862
3,682	UPC Financing Partnership, Term Loan AR1, First Lien	3.732%	LIBOR	2.500%	1/15/26	BB	3,697,660
30,384	Total Wireless Telecommunication Services						30,384,688
$849,034	Total Variable Rate Senior Loan Interests (cost $839,990,303)						828,551,482

NUVEEN	9

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Shares	Description (1)				Value

	COMMON STOCKS – 1.6% (1.0% of Total Investments)

	Banks – 0.2% (0.1% of Total Investments)

11,985	BLB Worldwide Holdings Inc., (6)				$1,128,088

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

78,490	Cengage Learning Holdings II LP, (6)				573,997
9,876,769	Education Management Corporation, (6), (7)				988
	Total Diversified Consumer Services				574,985

	Energy Equipment & Services – 0.7% (0.4% of Total Investments)

80,413	C&J Energy Services Inc., (6)				2,290,966
75,644	Ocean Rig UDW Inc., (6)				2,025,746
2,712	Vantage Drill International, (6)				503,529
	Total Energy Equipment & Services				4,820,241

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

74,059	Millenium Health LLC, (6)				37,030

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

2,670	Buffets Term Loan, (6)				—

	Media – 0.4% (0.2% of Total Investments)

1,441,988	Hibu PLC, (6), (8)				1
26,045	Metro-Goldwyn-Mayer, (6)				2,497,064
45,942	Tribune Media Company				919
	Total Media				2,497,984

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

136	Energy and Exploration Partners, Inc., (6), (8)				—
64	Southcross Holdings Borrower LP, (6)				41,600
	Total Oil, Gas & Consumable Fuels				41,600

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

27,267	Smart Global Holdings, Inc., (6), (8)				831,606

	Specialty Retail – 0.1% (0.1% of Total Investments)

10,908	Gymboree Corporation, (6)				195,767
29,698	Gymboree Corporation, (6)				690,479
	Total Specialty Retail				886,246
	Total Common Stocks (cost $19,849,861)				10,817,780

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation, (7)	7.500%		N/R	$1
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				1

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$850	Nortel Networks Limited	1.750%	4/15/12	N/R	$59,500
$850	Total Convertible Bonds (cost $50,533)				59,500

10	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.9% (12.4% of Total Investments)

	Communications Equipment – 0.3% (0.2% of Total Investments)

$210	Avaya Inc., 144A, (5)	7.000%	4/01/19	N/R	$176,400
1,700	Avaya Inc., (5), (8)	9.250%	5/31/25	N/R	1,615,000
5,150	Avaya Inc., 144A, (5)	10.500%	3/01/21	N/R	315,438
7,060	Total Communications Equipment				2,106,838

	Diversified Telecommunication Services – 4.2% (2.6% of Total Investments)

3,322	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	3,147,595
6,380	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	5,446,925
7,080	IntelSat Jackson Holdings	9.750%	7/15/25	CCC+	7,133,100
1,080	IntelSat Limited	6.750%	6/01/18	CCC–	1,058,400
11,064	IntelSat Limited	7.750%	6/01/21	CCC–	6,942,660
5,260	IntelSat Limited	8.125%	6/01/23	CCC–	3,208,600
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	772,710
34,936	Total Diversified Telecommunication Services				27,709,990

	Equity Real Estate Investment Trusts – 0.7% (0.4% of Total Investments)

4,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B+	4,398,750

	Health Care Providers & Services – 1.1% (0.7% of Total Investments)

7,000	HCA Inc.	6.500%	2/15/20	BBB–	7,542,500

	Hotels, Restaurants & Leisure – 2.0% (1.3% of Total Investments)

2,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	2,108,500
5,000	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	5,287,500
5,500	Scientific Games International Inc.	10.000%	12/01/22	B–	6,077,500
12,500	Total Hotels, Restaurants & Leisure				13,473,500

	Household Durables – 1.0% (0.6% of Total Investments)

6,780	Lennar Corporation	4.125%	12/01/18	BB+	6,890,175

	Media – 3.7% (2.3% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,036,250
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	205,338
11,059	Clear Channel Communications Inc., Term Loan B, (5), (8)	12.000%	8/01/21	N/R	—
2,600	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,658,500
2,000	Dish DBS Corporation	5.875%	7/15/22	Ba3	2,012,500
2,500	Dish DBS Corporation	5.875%	11/15/24	Ba3	2,503,125
2,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	2,122,250
1,762	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,251,020
4,812	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	3,548,850
14,312	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	1,431,172
10,350	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	7,439,062
52,595	Total Media				24,208,067

	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)

5,925	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	3,925,312
700	Denbury Resources Inc.	6.375%	8/15/21	CCC+	479,500
3,980	Denbury Resources Inc.	5.500%	5/01/22	CCC+	2,497,450
750	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	629,768
3,000	FTS International Inc., 144A, (LIBOR reference rate + 7.500% spread), (20)	8.746%	6/15/20	B+	3,063,750
14,355	Total Oil, Gas & Consumable Fuels				10,595,780

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

850	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	91,375

NUVEEN	11

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

$1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	$1,765,365
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	983,475
2,494	Total Semiconductors & Semiconductor Equipment				2,748,840

	Software – 1.8% (1.1% of Total Investments)

2,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	2,185,000
4,380	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	4,484,025
1,500	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	1,502,820
3,650	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,756,762
11,530	Total Software				11,928,607

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

5,400	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	5,913,000

	Wireless Telecommunication Services – 2.2% (1.3% of Total Investments)

2,250	Sprint Communications Inc.	7.000%	8/15/20	B+	2,430,000
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,660,625
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,891,645
1,150	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	1,173,000
12,900	Total Wireless Telecommunication Services				14,155,270
$172,650	Total Corporate Bonds (cost $145,561,141)				131,762,692

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 2.2% (1.3% of Total Investments)

$1,200	Bristol Park CLO Limited, Series 2016-1A, 144A, (LIBOR reference rate + 7.250% spread), (20)	8.609%	4/15/29	Ba3	$1,243,674
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A, 144A, (LIBOR reference rate + 5.000% spread), (20)	6.354%	4/18/25	BB	501,535
1,200	Dryden Senior Loan Fund, Series 2017-50A, 144A, (LIBOR reference rate + 6.260% spread), (20)	7.517%	7/15/30	Ba3	1,205,728
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A, (LIBOR reference rate + 5.050% spread), (20)	6.378%	12/24/23	BB	1,006,345
1,250	Gilbert Park CLO LTD, Series 2017-1A, 144A, (LIBOR reference rate + 6.400% spread), (8), (20)	7.765%	10/15/30	Ba3	1,250,000
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, 144A, (LIBOR reference rate + 5.500% spread), (20)	6.863%	4/20/26	Ba3	2,746,928
1,500	Madison Park Funding Limited, Series 2012-10A, 144A, (LIBOR reference rate + 7.620% spread), (20)	8.983%	1/20/29	BB	1,569,253
500	North End CLO Limited, Loan Pool	5.953%	7/17/25	BB	486,290
3,000	Octagon Investment Partners, Series 2015-1A, 144A, (LIBOR reference rate + 5.850% spread), (20)	7.213%	10/20/26	Ba3	3,007,410
1,250	OZLM Funding Limited, Series 2012-2A, 144A, (LIBOR reference rate + 7.300% spread), (20)	8.678%	10/30/27	BB	1,267,206
$14,150	Total Asset-Backed Securities (cost $13,604,396)				14,284,369

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,124,649
968,586	Eaton Vance Senior Income Trust				6,353,924
	Total Investment Companies (cost $11,981,509)				11,478,573
	Total Long-Term Investments (cost $1,031,064,429)				996,954,397

12	NUVEEN

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 10.2% (6.3% of Total Investments)

	INVESTMENT COMPANIES – 10.2% (6.3% of Total Investments)

67,196,057	BlackRock Liquidity Funds T-Fund Portfolio, (9)	$67,196,057
	Total Short-Term Investments (cost $67,196,057)	67,196,057
	Total Investments (cost $1,098,260,486) – 160.9%	1,064,150,454
	Borrowings – (38.3)% (10), (11)	(254,300,000)
	Term Preferred Shares, net of deferred offering costs – (18.9)% (12)	(124,044,506)
	Other Assets Less Liabilities – (3.7)% (13)	(24,393,789)
	Net Assets Applicable to Common Shares – 100%	$661,412,159

Investments in Derivatives as of October 31, 2017

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$10,200,000	Pay	1-Month LIBOR	1.750% (14)	Monthly	11/23/16	12/01/19 (15)	$(30,845)	$(30,845)
Morgan Stanley Capital Services LLC	25,000,000	Pay	1-Month LIBOR	2.700 (16)	Monthly	12/15/16	01/01/22 (17)	(46,879)	(46,879)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	5.750	Monthly	5/19/17	6/01/24 (18)	54,842	54,842
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000	Monthly	12/22/16	01/01/27 (19)	71,708	71,708
	$125,200,000							$48,826	$48,826

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	13

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$828,551,482	$—	$828,551,482
Common Stocks	9,985,185	988	831,607	10,817,780
$25 Par (or similar) Retail Preferred	—	1	—	1
Convertible Bonds	—	59,500	—	59,500
Corporate Bonds	—	130,147,692	1,615,000	131,762,692
Asset-Backed Securities	—	13,034,369	1,250,000	14,284,369
Investment Companies	11,478,573	—	—	11,478,573
Short-Term Investments:
Investment Companies	67,196,057	—	—	67,196,057
Investments in Derivatives:
Interest Rate Swaps*	—	48,826	—	48,826
Total	$88,659,815	$971,842,858	$3,696,607	$1,064,199,280
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$1,107,735,306
Gross unrealized:
Appreciation	$20,451,363
Depreciation	(64,036,215)
Net unrealized appreciation (depreciation) of investments	$(43,584,852)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	$48,826

14	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 23.9%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.7%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective June 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early date beginning on December 1, 2017 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.

(19)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(20)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate.

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

NUVEEN	15

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017